UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                               1601 K Street, N.W.
                             Washington, D.C.  20006


Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM  1.  SCHEDULE  OF  INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
January 31, 2008


                                     Share     Market       Pct.
Security                             Quantity  Value ($)    Assets
-----------------------------------  --------  -----------  -------

COMMON STOCK

Consumer Discretionary
-----------------------------------
Avon Products Inc.                     20,000      698,600     1.8%
Carmax Inc. *                          56,000    1,238,160     3.2%
Diageo PLC ADR                         23,000    1,857,710     4.7%
Fastenal Co.                           32,000    1,293,120     3.3%
International Game Tech.               27,000    1,152,360     2.9%
Liberty Media Holding Corp. - A *       3,500      376,670     1.0%
Liberty Media Interactive *            17,500      278,425     0.7%
Time Warner                            40,000      627,600     1.6%
Weight Watchers Int'l.                 20,000      852,000     2.2%
Western Union Co.                      57,000    1,276,800     3.3%
                                               -----------  -------
                                                 9,651,445    24.7%
Consumer Staples
-----------------------------------
Anheuser Busch Co. Inc.                31,000    1,441,500     3.7%
General Mills Inc.                     14,000      763,280     2.0%
Nestle SA ADR                          15,000    1,670,130     4.3%
Procter & Gamble Co.                   12,000      785,040     2.0%
Sysco Corp.                            40,000    1,160,000     3.0%
                                               -----------  -------
                                                 5,819,950    14.9%
Energy
-----------------------------------
ConocoPhillips                          3,000      240,330     0.6%
Devon Energy Corp.                     13,000    1,105,650     2.8%
                                               -----------  -------
                                                 1,345,980     3.4%
Exchange Traded Funds
-----------------------------------
Ishares MSCI Japan Index Fund          65,000      826,800     2.1%

Financials
-----------------------------------
Bank of America Corp.                  23,000    1,015,450     2.6%
Barclays Bank PLC ADR                  22,000      830,940     2.1%
Berkshire Hathaway Inc. - B *             900    4,095,000    10.5%
Broadridge Financial Solutions          7,250      157,035     0.4%
Capitalsource Inc.                     60,000      984,000     2.5%
Fairfax Financial Holdings              2,300      752,054     1.9%
Progressive Corp. Ohio                 28,000      519,400     1.3%
Wesco Financial Corp.                   2,200      855,822     2.2%
                                               -----------  -------
                                                 9,209,701    23.5%
Health Care
-----------------------------------
Amgen Inc. *                            7,000      326,130     0.8%
Biogen Idec Inc. *                      6,000      365,700     0.9%
Johnson & Johnson                       5,000      315,700     0.8%
Novartis AG ADR                        21,000    1,066,590     2.7%
                                               -----------  -------
                                                 2,074,120     5.3%
Industrials
-----------------------------------
3M Co.                                 10,000      796,500     2.0%
Automatic Data Process.                29,000    1,168,120     3.0%
Illinois Tool Works, inc.              16,000      806,720     2.1%
United Parcel Service - B              15,000    1,094,550     2.8%
YRC Worldwide Inc. *                   50,000      915,500     2.3%
                                               -----------  -------
                                                 4,781,390    12.2%
Information Technology
-----------------------------------
Cisco Systems Inc. *                   25,000      612,500     1.6%
eBay Inc. *                            34,000      914,260     2.3%
Microsoft Corp.                        62,000    2,021,200     5.2%
                                               -----------  -------
                                                 3,547,960     9.1%
Materials
-----------------------------------
Alcoa Inc.                              7,500      248,175     0.6%
Methanex Corp.                         18,983      476,283     1.2%
                                               -----------  -------
                                                   724,458     1.9%
Utilities
-----------------------------------
AES Corp. *                            21,250      405,663     1.0%
                                                ----------   ------

TOTAL PORTFOLIO                                 39,135,144


Total Common Stock (Cost $31,406,466)           38,404,087     98.1

Cash & Short-Term Investments
----------------------------------
First Western Bank Collective Asset Fund         1,352,800      3.5
                                                ----------     ----

Total Investments (Cost $32,759,266)            39,756,887    101.6
Other Assets less Liabilities                      -62,743     -1.6
                                                ----------    -----
Total Net Assets                                39,135,144    100.0


* Non-income producing investments



     At January 31, 2008, unrealized appreciation of investments for tax purposes was as follows:

          Appreciation               $  8,204,008
          Depreciation                 (1,206,387)
                                        ---------

Net appreciation on investments      $  6,997,621
                                        =========


     At January 31, 2008, the cost of investments for federal income tax purposes was $32,759,266.

ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     February 12, 2008

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     February 12, 2008

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     February 12, 2008

                                                     /s/Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Chief Compliance Officer
                                                     and Treasurer

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Thomas P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made is not not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated:  February 12, 2008                             /s/ Thomas P. Meehan
                                                      ______________________
                                                      Thomas P. Meehan
                                                      President

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Paul P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made and is not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: February 12, 2008                          /s/ Paul P. Meehan
                                                  ______________________
                                                  Paul P. Meehan
                                                  Chief  Compliance Officer
                                                  and Treasurer